QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Equity Statement (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance at the beginning	$ (32,679,800)	$ (31,974,608)	$ (24,595,862)	$ (16,948,839)	$ (13,732,879)	$ (10,571,968)	$ (31,974,608)	$ (10,571,968)	$ (10,571,968)	$ (10,571,968)
Remeasurement of Class A common stock to redemption value	(2,664,291)	(2,170,865)	(1,832,769)	(953,312)	(99,011)					(5,760,092)	$ (19,980,528)
Contribution from sponsor				(2,875,000)
Net loss	(9,093,767)	1,279,786	(5,545,977)	(2,618,711)	(3,116,949)	(3,160,911)	(7,813,981)	(6,277,860)	(10,096,571)	(15,642,548)	(1,951,280)
Balance at the ending	(44,209,745)	(32,679,800)	(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(44,209,745)	(16,948,839)	(24,595,862)	(31,974,608)	(10,571,968)
Additional Paid-in Capital
Balance at the beginning	0	0	0	0	0	0	0	0	0	0
Remeasurement of Class A common stock to redemption value											(12,796,508)
Balance at the ending	0	0	0	0	0	0	0	0	0	0	0
Accumulated Deficit
Balance at the beginning	(32,866,533)	(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(10,572,814)	(31,975,454)	(10,572,814)	(10,572,814)	(10,572,814)	0	[1],[2]
Remeasurement of Class A common stock to redemption value	(2,664,291)	(2,170,865)	(1,832,769)	(953,312)	(99,011)					(5,760,092)	(7,184,020)
Contribution from sponsor				(2,875,000)
Net loss	(9,093,767)	1,279,786	(5,545,977)	(2,618,711)	(3,116,949)	(3,160,911)				(15,642,548)	(1,951,280)
Balance at the ending	(44,210,591)	(32,866,533)	(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(44,210,591)	(16,949,685)	(24,596,708)	(31,975,454)	(10,572,814)
Class A Common Stock Not Subject to Redemption [Member] | Common Stock [Member]
Balance at the beginning	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	0	[1],[2]
Balance at the beginning (in shares)	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234
Balance at the ending	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127
Balance at the ending (in shares)	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234
Common Class B [Member] | Common Stock [Member]
Balance at the beginning	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719
Balance at the beginning (in shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Balance at the ending	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719
Balance at the ending (in shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500

[1]	On September 2, 2021, the Sponsor surrendered an aggregate of 1,437,500 shares of Class B common stock for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares (see Note 8).
[2]	The shares and the associated amounts have been retroactively restated to reflect the three-for-one stock split on July 1, 2021.